LEASES - Schedule of Lease Amortization (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Present value of minimum lease payments	R$ 12,711,063	R$ 21,378,847
Current	3,353,501	6,314,221
Non-current	9,357,562	15,064,626
Leases
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	22,683,824	29,084,269
Financial charges	(10,151,618)	(11,745,571)
Present value of minimum lease payments	12,532,206	17,338,698	R$ 12,455,827
Current	3,353,501	4,928,197	3,349,056
Non-current	9,178,705	12,410,501	9,106,771
Leases | 2025
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	5,219,787
Leases | 2026
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	3,601,304	3,935,627
Leases | 2027
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	2,971,572	3,473,086
Leases | 2028
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	2,767,084	3,095,203
Leases | 2029
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	2,562,476	2,797,924
Leases | After 2029
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	10,781,388	10,562,642
Leases – Notes
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	498,718	2,525,070
Financial charges	(319,861)	(1,168,086)
Present value of minimum lease payments	178,857	1,356,984	1,030,845
Current	0	144,706	121,948
Non-current	178,857	1,212,278	908,897
Leases – Notes | 2025
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	155,502
Leases – Notes | 2026
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	132,873
Leases – Notes | 2027
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	132,873
Leases – Notes | 2028
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	132,873
Leases – Notes | 2029
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	132,873
Leases – Notes | After 2029
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	498,718	1,838,076
Leases – Convertible to equity
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	3,108,846
Financial charges	0	(425,681)
Present value of minimum lease payments	0	2,683,165	1,659,739
Current	0	1,241,318	216,388
Non-current	0	1,441,847	R$ 1,443,351
Leases – Convertible to equity | 2025
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	1,292,650
Leases – Convertible to equity | 2026
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	1,058,962
Leases – Convertible to equity | 2027
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	R$ 0	R$ 757,234